Goodwill, Intangible assets, net, Crypto intangible assets, net and Other digital assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

The following table sets forth the major categories of the intangible assets at December 31, 2025:

	December 31, 2025	December 31, 2024
In-development intangible asset, net	$8,216,026	$6,655,623

Software	$39,219,645	$1,014,967
Less—Accumulated amortization for Software	(2,667,505)	(920,412)
Software, net	$36,552,140	$94,555

Developed technology	84,127,019	—
Less—Accumulated amortization for Developed technology	(3,365,707)	—
Developed technology, net	$80,761,312	$—

Customer contracts and related relationships	106,118,036	—
Less—Accumulated amortization for Customer contracts and related relationships	(2,716,100)	—
Customer contracts and related relationships, net	$103,401,936	$—

Patents and trademarks	10,399,633	—
Less—Accumulated amortization for Patents and trademarks	(526,404)	—
Patents and trademarks, net	$9,873,229	$—

Recruitment database	491,970	—
Less—Accumulated amortization for Recruitment database	(95,661)	—
Recruitment database, net	$396,309	$—

Intangible assets, net	$239,200,952	$6,750,178

Summary of Crypto Intangible Assets and Other Digital Assets

The following table sets forth crypto intangible assets and other digital assets at December 31, 2025:

	December 31, 2025	December 31, 2024
Crypto intangible assets, net	$102,801	$—

Other digital assets	79,719,282	—
Less—Impairment charge for Other digital assets	(63,345,577)	—
Other digital assets, net	$16,373,705	$—

Expected Amortization Expense for Intangible Assets Over Remaining Life

As of December 31, 2025, expected amortization expense for intangible assets over its remaining life is as follows:

2026	$39,536,358
2027	39,448,758
2028	39,353,098
2029	39,284,769
2030	34,977,320
Thereafter	38,384,623
$230,984,926